Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software, Net
Property, equipment and software, net

9. Property, equipment and software, net

	December 31, 2010	December 31, 2011
	RMB	RMB
Office building	83,103,505	933,344,157
Office furniture	14,141,806	16,380,361
Computers & office equipment	73,891,161	109,621,774
Game servers	187,738,102	222,998,741
Motor vehicles	11,699,697	4,893,510
Office improvement	-	120,578,379
Leasehold improvement	40,405,050	49,466,562
Software	41,640,017	46,944,492

Total	452,619,338	1,504,227,976
Less: Accumulated depreciation	(146,370,369)	(244,377,478)

Net book value	306,248,969	1,259,850,498

The depreciation expenses for property, equipment and software were RMB33,685,717, RMB70,948,008 and RMB122,235,919 for the years ended December 31, 2009, 2010 and 2011, respectively.